Schedule of Investments (unaudited)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.8%
Curtiss-Wright Corp.(a)	266,709	$35,221,591
Hexcel Corp.	583,095	30,501,699
Mercury Systems Inc.(a)(b)	400,102	25,738,562
Woodward Inc.(a)	420,721	38,912,485
		130,374,337
Airlines — 0.3%
JetBlue Airways Corp.(a)(b)	2,225,434	18,626,883
Auto Components — 2.1%
Adient PLC(b)	657,733	19,488,629
Dana Inc.	994,382	13,990,955
Gentex Corp.	764,472	21,382,282
Goodyear Tire & Rubber Co. (The)(a)(b)	1,959,558	20,986,866
Lear Corp.	414,696	52,206,079
Visteon Corp.(a)(b)	195,015	20,199,654
		148,254,465
Automobiles — 0.9%
Harley-Davidson Inc.(a)	1,022,419	32,369,785
Thor Industries Inc.	381,756	28,528,626
		60,898,411
Banks — 7.8%
Associated Banc-Corp.	1,040,910	19,007,017
Bank of Hawaii Corp.	161,801	12,037,994
Bank OZK	414,852	15,569,396
Cadence Bank	1,211,764	28,452,219
Cathay General Bancorp.	318,025	12,450,679
Commerce Bancshares Inc.(a)	381,107	25,019,675
Cullen/Frost Bankers Inc.	174,130	20,277,438
First Horizon Corp.	3,710,654	81,114,896
FNB Corp.	2,340,749	25,420,534
Fulton Financial Corp.	1,118,078	16,156,227
Hancock Whitney Corp.	329,513	14,607,311
Home BancShares Inc./AR	826,850	17,173,675
International Bancshares Corp.	369,551	14,811,604
Old National Bancorp./IN	2,032,376	30,058,841
Prosperity Bancshares Inc.	639,497	43,658,460
Synovus Financial Corp.	604,967	21,809,060
Texas Capital Bancshares Inc.(b)	351,889	18,523,437
Umpqua Holdings Corp.	948,060	15,898,966
United Bankshares Inc./WV	941,510	33,018,756
Valley National Bancorp.	2,915,304	30,348,315
Washington Federal Inc.	452,506	13,584,230
Webster Financial Corp.	728,967	30,725,959
Wintrust Financial Corp.	208,949	16,747,262
		556,471,951
Beverages — 0.1%
Boston Beer Co. Inc. (The), Class A, NVS(a)(b)	26,062	7,896,004

Biotechnology — 0.8%
Exelixis Inc.(b)	1,045,792	21,773,389
United Therapeutics Corp.(b)	163,418	38,507,818
		60,281,207
Building Products — 1.0%
Lennox International Inc.	96,256	19,885,527
Owens Corning	673,476	50,046,002
		69,931,529
Capital Markets — 0.8%
Federated Hermes Inc.	338,369	10,756,750

Security	Shares	Value

Capital Markets (continued)
Interactive Brokers Group Inc., Class A	231,482	$12,733,825
Janus Henderson Group PLC	628,562	14,777,493
SEI Investments Co.	296,677	16,026,491
		54,294,559
Chemicals — 2.3%
Ashland Global Holdings Inc.(a)	200,552	20,666,884
Cabot Corp.	391,503	24,973,976
Chemours Co. (The)	1,078,544	34,534,979
Ingevity Corp.(b)	123,562	7,801,705
Minerals Technologies Inc.	228,703	14,028,642
NewMarket Corp.	46,874	14,107,199
RPM International Inc.	440,202	34,652,701
Sensient Technologies Corp.(a)	125,916	10,143,793
		160,909,879
Commercial Services & Supplies — 1.4%
Brink’s Co. (The)(a)	326,211	19,804,270
Clean Harbors Inc.(a)(b)	142,166	12,463,693
IAA Inc.(b)	427,651	14,014,123
MillerKnoll Inc.	525,431	13,803,073
MSA Safety Inc.	124,261	15,044,279
Stericycle Inc.(a)(b)	638,849	28,013,529
		103,142,967
Communications Equipment — 0.8%
Ciena Corp.(b)	390,440	17,843,108
Lumentum Holdings Inc.(a)(b)	263,268	20,908,745
Viasat Inc.(a)(b)	518,421	15,879,235
		54,631,088
Construction & Engineering — 2.6%
AECOM	980,551	63,951,536
Dycom Industries Inc.(b)	125,164	11,645,259
EMCOR Group Inc.	354,797	36,529,899
Fluor Corp.(a)(b)	985,170	23,979,038
MasTec Inc.(b)	194,011	13,902,828
MDU Resources Group Inc.	1,410,715	38,075,198
		188,083,758
Consumer Finance — 0.3%
FirstCash Holdings Inc.	273,295	18,996,735

Containers & Packaging — 1.4%
AptarGroup Inc.	245,650	25,353,536
Greif Inc., Class A, NVS	184,178	11,489,024
Silgan Holdings Inc.(a)	584,177	24,155,719
Sonoco Products Co.	676,345	38,578,719
		99,576,998
Diversified Consumer Services — 0.8%
Graham Holdings Co., Class B(a)	27,152	15,390,840
Grand Canyon Education Inc.(b)	224,215	21,118,811
H&R Block Inc.	597,872	21,116,839
		57,626,490
Diversified Financial Services — 0.6%
Voya Financial Inc.	674,785	40,169,951

Diversified Telecommunication Services — 0.2%
Iridium Communications Inc.(a)(b)	418,941	15,735,424

Electric Utilities — 2.6%
ALLETE Inc.	395,359	23,239,202
Hawaiian Electric Industries Inc.	759,161	31,049,685
IDACORP Inc.	350,748	37,151,228

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
OGE Energy Corp.	875,013	$33,740,501
PNM Resources Inc.	595,468	28,451,461
Portland General Electric Co.	618,951	29,913,902
		183,545,979
Electrical Equipment — 1.8%
EnerSys	286,128	16,870,107
Hubbell Inc.	171,241	30,580,218
nVent Electric PLC	473,150	14,823,789
Regal Rexnord Corp.(a)	269,605	30,605,560
Sunrun Inc.(a)(b)	1,457,633	34,050,307
		126,929,981
Electronic Equipment, Instruments & Components — 4.0%
Arrow Electronics Inc.(b)	458,129	51,351,680
Avnet Inc.	677,658	29,057,975
Belden Inc.	308,255	16,420,744
Cognex Corp.	445,951	18,961,837
II-VI Inc.(a)(b)	384,036	19,566,634
IPG Photonics Corp.(b)	241,110	22,695,684
Jabil Inc.	548,616	28,094,625
Littelfuse Inc.	65,156	16,552,230
National Instruments Corp.	427,699	13,357,040
TD SYNNEX Corp.	286,683	26,116,821
Vishay Intertechnology Inc.(a)	915,229	16,309,381
Vontier Corp.(a)	1,116,969	25,679,117
		284,163,768
Energy Equipment & Services — 0.9%
ChampionX Corp.	747,389	14,835,672
NOV Inc.(a)	2,724,978	46,079,378
		60,915,050
Entertainment — 0.1%
World Wrestling Entertainment Inc., Class A(a)	114,718	7,168,728

Equity Real Estate Investment Trusts (REITs) — 9.9%
American Campus Communities Inc.	435,436	28,072,559
Apartment Income REIT Corp.	577,615	24,028,784
Brixmor Property Group Inc.	935,085	18,898,068
Corporate Office Properties Trust	779,865	20,424,664
Cousins Properties Inc.	1,032,029	30,166,208
Douglas Emmett Inc.	657,941	14,724,720
EPR Properties	520,096	24,408,105
First Industrial Realty Trust Inc.	283,501	13,460,627
Healthcare Realty Trust Inc.(a)	557,021	15,150,971
Highwoods Properties Inc.	729,487	24,941,161
Hudson Pacific Properties Inc.	1,007,226	14,947,234
JBG SMITH Properties	754,248	17,830,423
Kilroy Realty Corp.	728,733	38,134,598
Kite Realty Group Trust	1,519,560	26,273,192
Lamar Advertising Co., Class A(a)	205,354	18,064,991
Macerich Co. (The)	1,487,275	12,954,165
Medical Properties Trust Inc.	4,163,139	63,571,133
National Retail Properties Inc.	671,193	28,861,299
Omega Healthcare Investors Inc.	1,631,788	46,000,104
Park Hotels & Resorts Inc.	1,618,969	21,969,409
Pebblebrook Hotel Trust(a)	914,796	15,158,170
Physicians Realty Trust	1,562,961	27,273,669
PotlatchDeltic Corp.(a)	269,006	11,887,375
PS Business Parks Inc.	51,623	9,661,244
Rayonier Inc.(a)	405,682	15,164,393
Sabra Health Care REIT Inc.	1,602,217	22,382,972

Security	Shares	Value

Equity Real Estate Investment Trusts (REITs) (continued)
SL Green Realty Corp.	444,855	$20,530,058
Spirit Realty Capital Inc.	931,742	35,201,213
STORE Capital Corp.	1,751,763	45,685,979
		705,827,488
Food & Staples Retailing — 2.8%
BJ’s Wholesale Club Holdings Inc.(b)	935,899	58,325,226
Casey’s General Stores Inc.	257,457	47,624,396
Grocery Outlet Holding Corp.(a)(b)	608,370	25,934,813
Performance Food Group Co.(a)(b)	1,075,307	49,442,616
Sprouts Farmers Market Inc.(a)(b)	760,495	19,255,733
		200,582,784
Food Products — 2.2%
Flowers Foods Inc.	1,382,688	36,392,348
Hain Celestial Group Inc. (The)(b)	625,381	14,846,545
Ingredion Inc.	459,389	40,499,734
Lancaster Colony Corp.(a)	71,342	9,187,423
Pilgrim’s Pride Corp.(b)	333,469	10,414,237
Post Holdings Inc.(a)(b)	387,691	31,926,354
Sanderson Farms Inc.(a)	77,973	16,805,520
		160,072,161
Gas Utilities — 2.9%
National Fuel Gas Co.	304,542	20,114,999
New Jersey Resources Corp.	667,052	29,703,825
ONE Gas Inc.	375,240	30,465,736
Southwest Gas Holdings Inc.	463,786	40,386,485
Spire Inc.	361,588	26,891,300
UGI Corp.	1,456,795	56,246,855
		203,809,200
Health Care Equipment & Supplies — 2.1%
Enovis Corp.(a)(b)	191,924	10,555,820
Envista Holdings Corp.(a)(b)	1,128,139	43,478,477
Globus Medical Inc., Class A(a)(b)	219,709	12,334,463
Haemonetics Corp.(a)(b)	354,577	23,111,329
ICU Medical Inc.(a)(b)	73,654	12,107,981
Integra LifeSciences Holdings Corp.(b)	242,675	13,111,730
LivaNova PLC(a)(b)	148,894	9,301,408
Neogen Corp.(a)(b)	313,186	7,544,651
NuVasive Inc.(b)	361,031	17,748,284
		149,294,143
Health Care Providers & Services — 2.9%
Acadia Healthcare Co. Inc.(a)(b)	628,022	42,473,128
Amedisys Inc.(a)(b)	225,975	23,754,492
Chemed Corp.	44,654	20,960,141
Encompass Health Corp.	692,375	38,807,619
HealthEquity Inc.(a)(b)	192,840	11,838,448
LHC Group Inc.(b)	215,265	33,525,371
Patterson Companies Inc.	605,144	18,335,863
Progyny Inc.(a)(b)	187,345	5,442,372
R1 RCM Inc.(b)	392,755	8,232,145
		203,369,579
Hotels, Restaurants & Leisure — 1.5%
Choice Hotels International Inc.	72,865	8,133,920
Cracker Barrel Old Country Store Inc.	161,134	13,453,078
Marriott Vacations Worldwide Corp.	158,093	18,370,407
Six Flags Entertainment Corp.(a)(b)	276,440	5,998,748
Texas Roadhouse Inc.	188,956	13,831,579
Travel + Leisure Co.	592,560	23,003,179
Wendy’s Co. (The)	596,826	11,268,075

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Hotels, Restaurants & Leisure (continued)
Wyndham Hotels & Resorts Inc.	223,439	$14,684,411
		108,743,397
Household Durables — 1.4%
KB Home	601,703	17,124,468
Leggett & Platt Inc.	926,557	32,040,341
Taylor Morrison Home Corp.(a)(b)	829,975	19,388,216
Toll Brothers Inc.	764,922	34,115,521
		102,668,546
Household Products — 0.2%
Energizer Holdings Inc.	454,753	12,892,248

Insurance — 6.9%
Alleghany Corp.(b)	93,340	77,761,554
American Financial Group Inc./OH	244,068	33,879,079
Brighthouse Financial Inc.(a)(b)	519,563	21,312,474
CNO Financial Group Inc.	807,107	14,600,566
First American Financial Corp.	402,355	21,292,627
Hanover Insurance Group Inc. (The)(a)	246,905	36,109,856
Kemper Corp.	416,049	19,928,747
Mercury General Corp.	184,393	8,168,610
Old Republic International Corp.	1,989,093	44,476,120
Primerica Inc.(a)	101,273	12,121,365
Reinsurance Group of America Inc.	464,737	54,509,003
RenaissanceRe Holdings Ltd.	306,552	47,935,536
RLI Corp.(a)	110,639	12,899,401
Selective Insurance Group Inc.(a)	418,689	36,400,822
Unum Group	1,395,068	47,460,213
		488,855,973
Interactive Media & Services — 0.1%
TripAdvisor Inc.(a)(b)	404,743	7,204,425

IT Services — 2.0%
Bread Financial Holdings Inc.	327,360	12,131,962
Euronet Worldwide Inc.(b)	231,464	23,282,964
Genpact Ltd.	401,777	17,019,274
Kyndryl Holdings Inc.(b)	1,243,774	12,164,110
Sabre Corp.(a)(b)	1,182,111	6,891,707
Western Union Co. (The)	2,678,086	44,108,076
WEX Inc.(a)(b)	177,908	27,675,368
		143,273,461
Leisure Products — 0.5%
Callaway Golf Co.(b)	807,230	16,467,492
Polaris Inc.	221,148	21,955,573
		38,423,065
Life Sciences Tools & Services — 0.0%
Sotera Health Co.(a)(b)	165,689	3,245,847

Machinery — 4.0%
AGCO Corp.(a)	424,058	41,854,524
Crane Holdings Co.	168,377	14,743,090
Donaldson Co. Inc.	420,012	20,219,378
Esab Corp.(a)	187,449	8,200,894
Flowserve Corp.(a)	906,330	25,948,228
Graco Inc.	469,595	27,898,639
ITT Inc.	254,844	17,135,710
Kennametal Inc.	573,299	13,317,736
Lincoln Electric Holdings Inc.	169,278	20,882,134
Middleby Corp. (The)(a)(b)	135,841	17,029,028
Oshkosh Corp.(a)	456,440	37,491,982
Terex Corp.	480,764	13,158,511

Security	Shares	Value

Machinery (continued)
Timken Co. (The)	467,990	$24,826,869
		282,706,723
Marine — 0.4%
Kirby Corp.(b)	418,325	25,450,893

Media — 0.8%
Cable One Inc.(a)	14,325	18,469,509
John Wiley & Sons Inc., Class A	150,346	7,180,525
New York Times Co. (The), Class A	485,716	13,551,477
TEGNA Inc.	859,659	18,027,049
		57,228,560
Metals & Mining — 2.8%
Alcoa Corp.	767,756	34,994,318
Commercial Metals Co.	842,864	27,898,798
Reliance Steel & Aluminum Co.	429,760	72,999,034
Royal Gold Inc.	182,140	19,448,909
U.S. Steel Corp.	1,808,116	32,383,358
Worthington Industries Inc.	223,422	9,852,910
		197,577,327
Multi-Utilities — 0.8%
Black Hills Corp.	449,772	32,729,908
NorthWestern Corp.	375,577	22,132,753
		54,862,661
Multiline Retail — 1.5%
Kohl’s Corp.	892,096	31,838,906
Macy’s Inc.	1,976,212	36,204,204
Nordstrom Inc.	774,066	16,356,015
Ollie’s Bargain Outlet Holdings Inc.(a)(b)	404,738	23,778,357
		108,177,482
Oil, Gas & Consumable Fuels — 2.5%
CNX Resources Corp.(a)(b)	715,766	11,781,508
DTE Midstream LLC(b)	389,220	19,079,564
EQT Corp.	2,050,904	70,551,098
Equitrans Midstream Corp.	2,822,096	17,948,531
HF Sinclair Corp.	1,037,584	46,857,293
Range Resources Corp.(b)	557,018	13,786,196
		180,004,190
Personal Products — 0.7%
BellRing Brands Inc.(a)(b)	756,789	18,836,478
Coty Inc., Class A(b)	2,386,924	19,119,261
Nu Skin Enterprises Inc., Class A	348,103	15,072,860
		53,028,599
Pharmaceuticals — 1.5%
Jazz Pharmaceuticals PLC(a)(b)	432,338	67,449,051
Perrigo Co. PLC	933,433	37,869,377
		105,318,428
Professional Services — 1.8%
CACI International Inc., Class A(a)(b)	162,422	45,767,271
KBR Inc.(a)	340,297	16,466,972
ManpowerGroup Inc.	365,878	27,956,738
Science Applications International Corp.	387,235	36,051,578
		126,242,559
Real Estate Management & Development — 0.4%
Jones Lang LaSalle Inc.(a)(b)	172,889	30,231,371

Road & Rail — 2.0%
Knight-Swift Transportation Holdings Inc.	1,134,735	52,526,883
Landstar System Inc.	90,005	13,088,527
Ryder System Inc.	354,762	25,209,388

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022	(Percentages shown are based on Net Assets)

Security	Shares	Value

Road & Rail (continued)
Werner Enterprises Inc.	410,486	$15,820,131
XPO Logistics Inc.(b)	686,208	33,047,777
		139,692,706
Semiconductors & Semiconductor Equipment — 1.4%
Amkor Technology Inc.	412,415	6,990,434
Cirrus Logic Inc.(b)	206,500	14,979,510
CMC Materials Inc.	65,383	11,408,680
First Solar Inc.(a)(b)	281,938	19,208,436
MKS Instruments Inc.	173,758	17,832,784
Semtech Corp.(b)	150,305	8,262,266
Wolfspeed Inc.(a)(b)	385,961	24,489,225
		103,171,335
Software — 1.6%
ACI Worldwide Inc.(b)	421,022	10,900,259
Blackbaud Inc.(a)(b)	111,017	6,446,757
CDK Global Inc.(a)	429,169	23,505,586
CommVault Systems Inc.(a)(b)	108,744	6,839,998
Envestnet Inc.(a)(b)	119,248	6,292,717
Fair Isaac Corp.(b)	75,553	30,289,198
NCR Corp.(a)(b)	947,646	29,481,267
		113,755,782
Specialty Retail — 2.1%
American Eagle Outfitters Inc.	622,215	6,956,364
AutoNation Inc.(a)(b)	131,294	14,673,417
Foot Locker Inc.	579,757	14,638,864
Gap Inc. (The)	1,462,297	12,049,327
Lithia Motors Inc.(a)	200,727	55,161,787
Murphy USA Inc.(a)	154,467	35,970,730
Victoria’s Secret & Co.(a)(b)	241,210	6,746,644
		146,197,133
Technology Hardware, Storage & Peripherals — 0.2%
Xerox Holdings Corp.	830,437	12,331,989

Textiles, Apparel & Luxury Goods — 1.4%
Capri Holdings Ltd.(b)	399,323	16,376,236
Carter’s Inc.	279,528	19,701,134
Columbia Sportswear Co.	109,033	7,804,582
Hanesbrands Inc.	2,419,586	24,897,540
Skechers U.S.A. Inc., Class A(a)(b)	495,938	17,645,474
Under Armour Inc., Class A(a)(b)	750,045	6,247,875

Security	Shares	Value

Textiles, Apparel & Luxury Goods (continued)
Under Armour Inc., Class C, NVS(b)	805,899	$6,108,714
		98,781,555
Thrifts & Mortgage Finance — 1.2%
Essent Group Ltd.	746,472	29,037,761
MGIC Investment Corp.	2,147,816	27,062,482
New York Community Bancorp. Inc.	3,240,011	29,581,300
		85,681,543
Trading Companies & Distributors — 1.3%
GATX Corp.	246,974	23,255,072
MSC Industrial Direct Co. Inc., Class A	327,357	24,587,784
Univar Solutions Inc.(b)	1,174,028	29,198,076
Watsco Inc.	78,225	18,681,695
		95,722,627
Water Utilities — 0.4%
Essential Utilities Inc.	590,992	27,096,983

Total Long-Term Investments — 99.6%
(Cost: $7,698,556,390)		7,080,148,905

Short-Term Securities

Money Market Funds — 4.6%
BlackRock Cash Funds: Institutional, SL Agency Shares, 1.61%(c)(d)(e)	310,390,674	310,359,635
BlackRock Cash Funds: Treasury, SL Agency Shares, 1.35%(c)(d)	17,210,000	17,210,000

Total Short-Term Securities — 4.6%
(Cost: $327,550,447)		327,569,635

Total Investments in Securities — 104.2%
(Cost: $8,026,106,837)		7,407,718,540

Liabilities in Excess of Other Assets — (4.2)%		(301,271,673)

Net Assets — 100.0%		$7,106,446,867

(a)	All or a portion of this security is on loan.
(b)	Non-income producing security.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.
(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended June 30, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 06/30/22	Shares Held at 06/30/22	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$216,208,372	$94,140,279	(a)	$—		$(21,934)	$32,918	$310,359,635	310,390,674	$114,895	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	18,588,000	—		(1,378,000	)(a)	—	—	17,210,000	17,210,000	26,281		—
						$(21,934)	$32,918	$327,569,635		$141,176		$—

(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index	77	09/16/22	$17,464	$(744,508)

OTC Total Return Swaps

Reference Entity	Payment Frequency	Counterparty(a)	Termination Date	Net Notional	Accrued Unrealized Appreciation (Depreciation)		Net Value of Reference Entity	Gross Notional Amount Net Asset Percentage
Equity Securities Long	Monthly	Goldman Sachs Bank USA(b)	02/27/23	$3,896,982	$(232,822	)(c)	$3,764,564	0.1%
	Monthly	HSBC Bank PLC(d)	02/10/23	2,523,254	(445,229	)(e)	2,189,453	0.0	(f)
	Monthly	JPMorgan Chase Bank NA(g)	02/08/23	1,418,698	(243,696	)(h)	1,248,449	0.0	(f)
					$(921,747)		$7,202,466

(a)	The Fund receives the total return on a portfolio of long positions underlying the total return swap. The Fund pays the total return on a portfolio of short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions.
(c)	Amount includes $(100,404) of net dividends and financing fees.
(e)	Amount includes $(111,428) of net dividends, payable for referenced securities purchased and financing fees.
(f)	Rounds to less than 0.1%.
(h)	Amount includes $(73,447) of net dividends, payable for referenced securities purchased and financing fees. The following are the specified benchmarks (plus or minus a range) used in determining the variable rate of interest:

	(b)	(d)	(g)
Range:	20 basis points	65 basis points	65 basis points
Benchmarks:	USD - 1D Overnight Fed Funds Effective Rate	USD - 1D Overnight Bank Funding Rate	USD - 1D Overnight Bank Funding Rate
	(FEDL01)	(OBFR01)	(OBFR01)

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022

The following table represents the individual long positions and related values of equity securities underlying the total return swap with Goldman Sachs Bank USA as of period end, termination February 27, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Cadence Bank	49,638	$1,165,500	31.0%

Diversified Financial Services
Voya Financial Inc.	27,601	1,643,088	43.6

IT Services
Bread Financial Holdings Inc.	14,827	549,489	14.6

Software
Envestnet Inc.(a)	7,703	406,487	10.8

Total Reference Entity—Long		3,764,564

Net Value of Reference Entity — Goldman Sachs Bank USA		$3,764,564

The following table represents the individual long positions and related values of equity securities underlying the total return swap with HSBC Bank PLC as of period end, termination February 10, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Diversified Financial Services
Voya Financial Inc.	5,476	$325,986	14.9%

	Shares	Value	% of Basket Value

Software
Envestnet Inc.(a)	35,313	$1,863,467	85.1

Total Reference Entity — Long		2,189,453

Net Value of Reference Entity — HSBC Bank PLC		$2,189,453

The following table represents the individual long positions and related values of equity securities underlying the total return swap with JPMorgan Chase Bank NA as of period end, termination February 8, 2023.

	Shares	Value	% of Basket Value

Reference Entity — Long

Common Stocks
Banks
Cadence Bank	9,798	$230,057	18.4%

IT Services
Bread Financial Holdings Inc.	2,658	98,505	7.9

Software
Envestnet Inc.(a)	17,432	919,887	73.7

Total Reference Entity—Long		1,248,449

Net Value of Reference Entity — JPMorgan Chase Bank NA		$1,248,449

(a)	Non-income producing security.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Black-Rock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Schedule of Investments (unaudited) (continued)	iShares® S&P Mid-Cap 400 Value ETF
June 30, 2022

Fair Value Measurements (continued)

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,080,148,905	$—	$—	$7,080,148,905
Money Market Funds	327,569,635	—	—	327,569,635
	$7,407,718,540	$—	$—	$7,407,718,540
Derivative financial instruments(a)
Liabilities
Futures Contracts	$(744,508)	$—	$—	$(744,508)
Swaps	—	(921,747)	—	(921,747)
	$(744,508)	$(921,747)	$—	$(1,666,255)

(a)	Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviations

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust